Offerings	Aug. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	8.11
Maximum Aggregate Offering Price	$ 40,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,599.95
Offering Note	(1) Represents an additional 5,000,000 shares of common stock authorized for issuance under the registrant's Amended and Restated 2019 Equity Incentive Plan, as approved by the registrant's stockholders on June 16, 2026. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act of 1933, as amended, on the basis of the average of the high and low sales prices of the registrant's common stock as reported on The Nasdaq Capital Market on August 5, 2026 ($8.52 and $7.69, respectively). (4) Calculated pursuant to Section 6(b) of the Securities Act at the fee rate of $138.10 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	8.11
Maximum Aggregate Offering Price	$ 405,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 56.00
Offering Note	(2) Represents an additional 50,000 shares of common stock authorized for issuance under the registrant's 2019 Employee Stock Purchase Plan, as approved by the registrant's stockholders on June 16, 2026. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act of 1933, as amended, on the basis of the average of the high and low sales prices of the registrant's common stock as reported on The Nasdaq Capital Market on August 5, 2026 ($8.52 and $7.69, respectively). (4) Calculated pursuant to Section 6(b) of the Securities Act at the fee rate of $138.10 per $1,000,000 of the proposed maximum aggregate offering price.